Related Parties Balances And Transactions	3 Months Ended
Mar. 31, 2025
Related Parties Balances And Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 13: - RELATED PARTIES BALANCES AND TRANSACTIONS

Lynrock Lake Master Fund LP (“Lynrock”) is a Major Sharholder of the Company’s ordinary shares as of March 31, 2025 and December 31, 2024 . As of March 31, 2025 , the Company had an outstanding senior unsecured promissory note in an aggregate principal amount of $ 40,000 (the “Note”) issued to Linrock, see note 14 below. The Company recorded amortization expenses related to the issuance costs of the notes during the three months ended March 31, 2025, and the year ended December 31, 2024, in amounts of $ 27 and $ 200, respectively.

In addition, as of March 31, 2025 and December 31, 2024, the Company had Convertible debt balances due to its Note in amounts of approximately $ 40,000 and $ 39,973, respectively.